Note 8 - Staff Numbers and Costs - Key Management Personnel Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Salaries, wages and incentives	$ 2,354	$ 2,281	$ 3,014
Social security costs	176	217	194
Pension contributions	45	64	39
Equity incentives	130
Short-term compensated absences		13	101
Total	$ 2,705	$ 2,575	$ 3,348